Trade Receivables, Net (Details) (USD $)	Mar. 31, 2014	Jun. 30, 2013	Jun. 30, 2012
Schedule of trade receivables
Trade receivables	$ 20,134,524	$ 26,745,724	$ 27,328,853
Allowance for bad debt	(969,623)	(731,475)	(751,563)
Total trade receivables, net	$ 19,164,901	$ 26,014,249	$ 26,577,290